Sales, General & Administrative Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of attribution of expenses by nature to their function [line items]
Employee benefits expense			$ 212,153	$ 130,979	$ 73,608
Depreciation and amortization	$ 9,458	$ 5,848	35,004	14,487	2,496
Total	$ 58,310	$ 31,479	196,673	94,681	84,270
Selling, general and administrative expense
Disclosure of attribution of expenses by nature to their function [line items]
Employee benefits expense			100,095	34,362	26,020
Professional fees			19,200	8,645	4,469
IT and hosting costs			16,430	11,559	9,988
Depreciation and amortization			16,222	3,399	1,315
Marketing			9,982	6,575	7,691
Insurance			9,598	4,172	2,444
Contractors and consultants expense			7,425	2,501	7,008
Staffing, training and recruitment			6,321	3,494	6,393
Property related expenses			5,677	8,651	10,214
Local taxes			2,311	2,359	2,321
Office and clinical supplies			1,119	2,120	2,362
Other			2,293	6,844	4,045
Total			$ 196,673	$ 94,681	$ 84,270